Investment in equity securities (Tables)	12 Months Ended
Dec. 31, 2024
Investment in equity securities [Abstract]
Investment in Equity Securities
A summary of the movement in listed equity securities for the years ended December 31, 2023 and 2024 is presented in the table below:

Equity securities
Balance December 31, 2022	$—
Equity securities acquired	72,211,450
Proceeds from sale of equity securities	(258,999)
Gain on sale of equity securities	2,636
Unrealized gain on equity securities revalued at fair value at end of the period	5,134,013
Balance December 31, 2023	$77,089,100
Equity securities acquired	59,903,362
Proceeds from sale of equity securities	(52,940,067)
Net loss on sale of equity securities	(99,238)
Realized foreign exchange loss	(169,881)
Unrealized loss on equity securities revalued at fair value at end of the period	(14,639,422)
Unrealized foreign exchange loss	(24,844)
Balance December 31, 2024	$69,119,010